RECONCILIATION OF EPS	9 Months Ended	12 Months Ended
	Dec. 31, 2011	Mar. 31, 2011
Earnings Per Share [Text Block]
NOTE 22 – RECONCILIATION OF EPS

For the three months ended December 31, 2011 and 2010, the basic shares include founders shares, shares sold in the market, shares sold in a private placement, shares sold in the IPO, shares sold in the registered direct, shares arising from the exercise of warrants issued in the placement of debt, and shares issued in connection with debt and shares issued to employees, directors and vendors.  The fully diluted shares include the basic shares plus warrants issued as part of the units sold in the private placement and IPO, warrants sold as part of the units sold in the registered direct, and employee options.  The UPO issued to the underwriters (1,500,000 shares) is not considered as the strike price for the UPO is “out of the money” at $6.50 per share.  The historical weighted average per share, for our shares, through December 31, 2011, was applied using the treasury method of calculating the fully diluted shares.  The weighted average number of shares outstanding used for the computation of basic EPS is 21,301,092 and 20,880,604 for the three months and nine months ended December 31, 2011.  Owing to the loss incurred during the three months and nine months ended December 31, 2011, all of the potential equity shares are anti-dilutive and, accordingly, the diluted EPS is equal to the basic EPS.

NOTE 22 – RECONCILIATION OF EPS

For the Fiscal Year Ended March 31, 2011 and 2010, the basic shares include founders shares, shares sold in the market, shares sold in a private placement, shares sold in the IPO, shares sold in the registered direct, shares arising from the exercise of warrants issued in the placement of debt, shares issued in connection with debt, and shares issued to employees, directors and vendors.   The fully diluted shares include the basic shares plus warrants issued as part of the units sold in the private placement and IPO, warrants sold as part of the units sold in the registered direct and employee options.  The historical weighted average per share for our shares through March 31, 2011, was applied using the treasury method of calculating the fully diluted shares.  The weighted average number of shares outstanding as at March 31, 2011 used for the computation of basic EPS is 15,108,920. Due to the loss incurred during the year ended March 31, 2011, all of the potential equity shares are anti-dilutive and accordingly, the diluted EPS is equal to the basic EPS.